Cover	Dec. 16, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2022
Entity File Number	001-40318
Entity Registrant Name	Model Performance Acquisition Corp.
Entity Central Index Key	0001841993
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	The Sun's Group Center
Entity Address, Address Line Two	29th Floor
Entity Address, Address Line Three	200 Gloucester Road
Entity Address, City or Town	Wan Chai
Entity Address, Country	HK
City Area Code	852
Local Phone Number	9258 9728
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	MPAC
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	MPACW
Security Exchange Name	NASDAQ
Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units
Trading Symbol	MPACU
Security Exchange Name	NASDAQ
Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Rights
Trading Symbol	MPACR
Security Exchange Name	NASDAQ